November 4, 2016

James E. O’Connor, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price New Income Fund, Inc. (“Registrant”)

Dear Mr. O’Connor:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned sticker.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on October 31, 2016.

Please contact me at 410-345-6628, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Gina Hogan
Gina Hogan